S000074124 [Member] Investment Objectives and Goals - S000074124 [Member]	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Ultra Short Duration Municipal Bond Fund (the Fund) seeks to provide shareholders with current income exempt from U.S. federal income tax, consistent with preservation of capital.